SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	¥ 495	¥ 49,448
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	350
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	¥ 145